Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 60,740	$ 41,953	$ 12,202
Other income	7,592	15,898	17,170
Total revenues	68,332	57,851	29,372
Cost of revenues	69,051	79,215	36,771
Gross loss	719	21,364	7,399
Operating expenses:
Research and development	901,030	1,088,966	1,059,285
Less - research and development grants	(180,033)	(129,220)	(225,024)
Research and development, net	720,997	959,746	834,261
Sales and marketing	245,756	136,770	110,577
General and administrative	807,277	809,927	347,843
Total operating expenses	1,774,030	1,906,443	1,292,681
Operating loss	1,774,749	1,927,807	1,300,080
Financial expenses (income), net	(1,094)	236,561	291,109
Net loss	1,773,655	2,164,368	1,591,189
Deemed dividend		1,842,061
Net loss attributable to holders of Ordinary shares	$ 1,773,655	$ 4,006,429	$ 1,591,189
Net loss attributable to holders of Ordinary shares per share:
Basic and diluted net loss attributable to holders of Ordinary shares per share	$ 0.14	$ 1.24	$ 0.71
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	12,745,710	3,222,644	2,226,900